Intangible assets	9 Months Ended
Sep. 30, 2021
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Licenses classified as definite-lived intangible assets are amortized over their useful lives, which are determined on the basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received for the product candidates to which they relate. The Company classifies its licenses relating to product candidates for which regulatory approval has not been received as indefinite-lived intangible assets and did not recognize amortization expense relating to these licenses.
On April 23, 2021, the Company received FDA approval for ZYNLONTA. Upon FDA approval, the Company assigned an estimated useful life of 14 years to the intangible assets related to ZYNLONTA based on the expected patent life, which includes an extension period that the Company believes is highly probable of being granted. This estimated useful life does not include additional patent protection that may be granted under applications filed but not yet approved other than the extension period discussed above. Amortization expense relating to the ZYNLONTA intangible assets for the three and nine months ended September 30, 2021 was KUSD 18 and KUSD 31, which was recorded in Cost of product sales in the unaudited condensed consolidated interim statement of operations.
Internal development costs are classified as indefinite-lived intangible assets and are expected to be capitalized if they meet a systematic and rational criteria for recognition of an internally generated intangible asset, usually when marketing approval has been achieved from a regulatory authority in a major market. The Company began to capitalize internal development costs for ZYNLONTA as an internally generated intangible asset upon the FDA approval in the U.S. and if certain recognition criteria were met.
During the nine months ended September 30, 2021, the Company capitalized the following as intangible assets:
Milestone Payments
•An amount of KUSD 1,050 paid upon the successful completion of a pre-clinical toxicology study and IND submission related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset; and
•An amount of KUSD 600 paid upon final regulatory approval of ZYNLONTA related to a license agreement with a third party to use their technology to research, develop, manufacture and commercialize products. The amount was capitalized as a definite-lived intangible asset and is being amortized over its estimated useful life of 14 years as described above.
License Payments
•An amount of KUSD 400 relating to a license agreement with a third party to use their proprietary conjugation technology to research, develop, manufacture and commercialize products. The amount was capitalized as an indefinite-lived intangible asset.
•An amount of KUSD 250 paid relating to a license agreement with a third party to acquire an antibody to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset.
During the nine months ended September 30, 2020, the Company capitalized the following as intangible assets:
Milestone Payments
•An amount of KUSD 250 paid upon the successful completion of a toxicology study related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset.
License Payments
•An amount of KUSD 1,000 relating to a license agreement with a third party to use their novel and proprietary conjugation technology with a variety of payload technologies in research, development, manufacturing and commercialization of antibody drug conjugates;
•An amount of KUSD 125 paid relating to license agreements with a third party to use their technology to generate antibody-drug conjugates for up to five antibodies.
The table below provides a rollforward of the Company’s intangible assets as of September 30, 2021 and 2020.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Licenses	Software	Total
January 1, 2021	11,144	—	—	168	11,312
Additions	1,700	926	600	14	3,240
Transfers	(452)	—	452	(6)	(6)
September 30, 2021	12,392	926	1,052	176	14,546

Accumulated Amortization
January 1, 2021	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	(31)	(65)	(96)
September 30, 2021	(1,069)	—	(31)	(130)	(1,230)

Net book amount as of September 30, 2021	11,323	926	1,021	46	13,316

Cost
January 1, 2020	9,221	—	—	147	9,368
Additions	1,375	—	—	33	1,408
Exchange differences	—	—	—	(1)	(1)
September 30, 2020	10,596	—	—	179	10,775

Accumulated Amortization
January 1, 2020	(853)	—	—	(81)	(934)
Amortization charge	—	—	—	(27)	(27)
Exchange differences	—	—	—	—	—
September 30, 2020	(853)	—	—	(108)	(961)

Net book amount as of September 30, 2020	9,743	—	—	71	9,814